UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                11/12/2010
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            67
                                         ------------
Form 13F Information Table Value Total:       314,280
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ADAMS EXPRESS CO	      COM	        006212104      135    13562   SH       SOLE     NONE      13562
BANCROFT FUND LTD 	      COM	        059695106     1620    99755   SH       SOLE     NONE      99755
BANK OF AMERICA CORP          COM	        060505104      384    29271   SH       SOLE     NONE      29271
BERKLEY W R CORP COM	      COM	        084423102      271    10000   SH       SOLE     NONE      10000
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702      562     6800   SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM               092508100    16018  1219970   SH       SOLE     NONE    1219970
BLACKROCK CREDIT ALL INC TR   COM               09255H105     5888   562911   SH       SOLE     NONE     562911
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      162    12500   SH       SOLE     NONE      12500
BLACKROCK STRAT DIVD ACHIEVE  COM               09249Y107     1428   146137   SH       SOLE     NONE     146137
CHEVRON CORP NEW              COM       	166764100      740     9134   SH       SOLE     NONE       9134
CITIGROUP INC 	              COM	        172967101      238    60748   SH       SOLE     NONE      60748
CLAYMORE DIVID & INCOME FD    COM	        18385J105      745    52493   SH       SOLE     NONE      52493
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106     5517   435096   SH       SOLE     NONE     435096
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109      855    53677   SH       SOLE     NONE      53677
COHEN & STEERS QUALITY RLTY   COM	        19247L106      222    28300   SH       SOLE     NONE      28300
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106     5120   367786   SH       SOLE     NONE     367786
ELLSWORTH FUND LTD	      COM               289074106     6089   849302   SH       SOLE     NONE     849302
FIRST TR FOUR CRNRS SR FLT R  COM SHS	        33733Q107    2768    202510   SH       SOLE     NONE     202510
FIRST TR/FOUR CRNRS SR FLOAT  COM	        33733U108     6910   525469   SH       SOLE     NONE     525469
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103     6866   495364   SH       SOLE     NONE     495364
H & Q HEALTHCARE FD 	      SH BEN INT	404052102      371    30681   SH       SOLE     NONE      30681
INTEL CORP 	              COM	        458140100      198    10290   SH       SOLE     NONE      10290
ISHARES TR 	              S&P 100 IDX FD	464287101    20096   390211   SH       SOLE     NONE     390211
ISHARES TR INDEX	      BARCLYS USAGG B   464287226      668     6145   SH       SOLE     NONE       6145
ISHARES TR INDEX 	      BARCLYS 1-3 YR	464287457     5119    60670   SH       SOLE     NONE      60670
ISHARES TR 	              MSCI EAFE IDX	464287465      251     4565   SH       SOLE     NONE       4565
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      234    14500   SH       SOLE     NONE      14500
JPMORGAN CHASE & CO 	      COM	        46625H100      251     6600   SH       SOLE     NONE       6600
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    17497  3967617   SH       SOLE     NONE    3967617
LIBERTY ALL-STAR GROWTH FD I  COM	        529900102     4837  1269617   SH       SOLE     NONE    1269617
LMP CAP & INCOME FD INC       COM               50208A102    19904  1744437   SH       SOLE     NONE    1744437
LOEWS CORP	              COM	        540424108      841    22200   SH       SOLE     NONE      22200
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108     7892  1133943   SH       SOLE     NONE    1133943
MICROSOFT CORP		      COM	        594918104      802    32750   SH       SOLE     NONE      32750
MONTGOMERY STR INCOME SECS I  COM       	614115103      188    11488   SH       SOLE     NONE      11488
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106     1166    74116   SH       SOLE     NONE      74116
NEW GERMANY FD INC	      COM	        644465106      186    12927   SH       SOLE     NONE      12927
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    27223  1727330   SH       SOLE     NONE    1727330
NUVEEN MULT CURR ST GV INCM   COM	        67090N109      257    17479   SH       SOLE     NONE      17479
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     9493  1075046   SH       SOLE     NONE    1075046
NUVEEN PREM INCOME MUN FD 2   COM	        67063W102      149    10000   SH       SOLE     NONE      10000
OMNIAMERICAN BANCORP INC      COM	        68216R107      886    78626   SH       SOLE     NONE      78626
PFIZER INC	              COM	        717081103      198    11658   SH       SOLE     NONE      11658
PROSHARES TR                  PSHS ULSHT SP500	74347R883     4396   148560   SH       SOLE     NONE     148560
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	74    10500   SH       SOLE     NONE      10500
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103     5993   489184   SH       SOLE     NONE     489184
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100       77    11500   SH       SOLE     NONE      11500
QWEST COMMUNICATIONS INTL IN  COM	        749121109      132    21000   SH       SOLE     NONE      21000
REDWOOD TR INC 	              COM	        758075402      155    10733   SH       SOLE     NONE      10733
ROYCE VALUE TR INC	      COM	        780910105    11449   943083   SH       SOLE     NONE     943083
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     7631   136126   SH       SOLE     NONE     136126
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803     3931   170755   SH       SOLE     NONE     170755
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      389    12400   SH       SOLE     NONE      12400
SPDR S&P 500 ETF TR 	      TR UNIT	        78462F103      205     1800   SH       SOLE     NONE       1800
SPDR SERIES TRUST 	      BRCLYS YLD ETF	78464A417     5946   148616   SH       SOLE     NONE     148616
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104     9926   712016   SH       SOLE     NONE     712016
SPROTT PHYSICAL GOLD TRUST    UNIT	        85207H104     1261   110000   SH       SOLE     NONE     110000
STUDENT LN CORP 	      COM	        863902102      330    11119   SH       SOLE     NONE      11119
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    12785   810196   SH       SOLE     NONE     810196
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     4076   281691   SH       SOLE     NONE     281691
TAIWAN GREATER CHINA FD	      SH BEN INT	874037104      332    49304   SH       SOLE     NONE      49304
TCW STRATEGIC INCOME FUND IN  COM	        872340104     7497  1414544   SH       SOLE     NONE    1414544
TEJON RANCH CO 	              COM	        879080109      542    25000   SH       SOLE     NONE      25000
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108     5473   497530   SH       SOLE     NONE     497530
UNITED STATES OIL FUND LP     UNITS	        91232N108      279     8000   SH       SOLE     NONE       8000
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835    38982   471592   SH       SOLE     NONE     471592
ZWEIG FD 	              COM	        989834106    11179  3439636   SH       SOLE     NONE    3439636
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